Accounts Receivable Factoring Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable Factoring Agreements
Accounts Receivable Factoring Agreements
In the ordinary course of business, the Company may utilize accounts receivable factoring agreements with third-party financial institutions in order to accelerate its cash collections from product sales. In addition, these agreements provide the Company with the ability to limit credit exposure to potential bad debts, to better manage costs related to collections as well as to enable customers to extend their credit terms. These agreements involve the ownership transfer of eligible trade accounts receivable, without recourse or discount, to a third party financial institution in exchange for cash.
The Company accounts for these transactions in accordance with ASC 860, "Transfers and Servicing" ("ASC 860"). ASC 860 allows for the ownership transfer of accounts receivable to qualify for sale treatment when the appropriate criteria is met, which permits the Company to present the balances sold under the program to be excluded from Accounts receivable, net on the Consolidated Balance Sheets. Receivables are considered sold when (i) they are transferred beyond the reach of the Company and its creditors, (ii) the purchaser has the right to pledge or exchange the receivables, and (iii) the Company has surrendered control over the transferred receivables. In addition, the Company provides no other forms of continued financial support to the purchaser of the receivables once the receivables are sold. Amounts due from financial institutions are included in Other current assets in the Consolidated Balance Sheets.
The Company has a U.S. based program where certain U.S. based receivables are sold to an unrelated third-party financial institution. Under the current terms of the U.S. agreement, the maximum amount of outstanding advances at any one time is $20.0 million, which limitation is subject to change based on the level of eligible receivables, restrictions on concentrations of receivables and the historical performance of the receivables sold. In addition, the Company's subsidiaries in Brazil, Colombia, France, Italy, Mexico, Netherlands and Spain have entered into factoring agreements to sell certain receivables to unrelated third-party financial institutions. Under the terms of the non-U.S. agreements, the maximum amount of outstanding advances at any one time is $78.0 million (measured at March 31, 2015 foreign exchange rates), which limitation is subject to change based on the level of eligible receivables, restrictions on concentrations of receivables and the historical performance of the receivables sold.
The following is a summary of receivables sold to the third-party financial institutions that existed at the following balance sheet dates:

In thousands	March 31, 2015	December 31, 2014
Trade receivables sold to financial institutions	$81,810	$92,528
Net amounts advanced from financial institutions	71,065	78,900
Amounts due from financial institutions	$10,745	$13,628

The Company sold $174.6 million and $131.7 million of receivables under the terms of the factoring agreements during the three months ended March 31, 2015 and March 29, 2014, respectively. The year-over-year increase in receivables sold is primarily attributable to accounts receivable factoring agreements associated with our recent acquisitions. In addition, a new agreement that was established in France during 2014 contributed to the increase. The Company pays a factoring fee associated with the sale of receivables based on the invoice value of the receivables sold. During the three months ended March 31, 2015 and March 29, 2014, factoring fees incurred were $0.4 million and $0.4 million, respectively. These amounts are recorded within Foreign currency and other, net in the Consolidated Statements of Comprehensive Income (Loss).

Accounts Receivable Factoring Agreements
In the ordinary course of business, the Company may utilize accounts receivable factoring agreements with third-party financial institutions in order to accelerate its cash collections from product sales. In addition, these agreements provide the Company with the ability to limit credit exposure to potential bad debts, to better manage costs related to collections as well as to enable customers to extend their credit terms. These agreements involve the ownership transfer of eligible trade accounts receivable, without recourse or discount, to a third-party financial institution in exchange for cash.
The Company accounts for these transactions in accordance with ASC 860, "Transfers and Servicing" ("ASC 860"). ASC 860 allows for the ownership transfer of accounts receivable to qualify for sale treatment when the appropriate criteria is met, which permits the Company to present the balances sold under the program to be excluded from Accounts receivable, net on the Consolidated Balance Sheet. Receivables are considered sold when (i) they are transferred beyond the reach of the Company and its creditors, (ii) the purchaser has the right to pledge or exchange the receivables, and (iii) the Company has surrendered control over the transferred receivables. In addition, the Company provides no other forms of continued financial support to the purchaser of the receivables once the receivables are sold. Amounts due from financial institutions are recorded with Other current assets in the Consolidated Balance Sheet.
The Company has a U.S. based program where certain U.S. based receivables are sold to an unrelated third-party financial institution. Under the current terms of the U.S. agreement, the maximum amount of outstanding advances at any one time is $20.0 million, which limitation is subject to change based on the level of eligible receivables, restrictions on concentrations of receivables and the historical performance of the receivables sold. In addition, the Company's subsidiaries in Brazil, Colombia, France, Italy, Mexico, Netherlands and Spain have entered into factoring agreements to sell certain receivables to an unrelated third-party financial institutions. Under the terms of the non-U.S. agreements, the maximum amount of outstanding advances at any one time is $84.4 million (measured at December 31, 2014 foreign exchange rates), which limitation is subject to change based on the level of eligible receivables, restrictions on concentrations of receivables and the historical performance of the receivables sold.
The following is a summary of receivables sold to the third-party financial institutions that existed at the following balance sheet dates:

In thousands	December 31, 2014	December 28, 2013
Trade receivables sold to financial institutions	$92,528	$71,542
Net amounts advanced from financial institutions	78,900	63,667
Amounts due from financial institutions	$13,628	$7,875

The Company sold $657.8 million and $414.0 million of receivables under the terms of the factoring agreements during the fiscal years ended December 31, 2014 and December 28, 2013, respectively. The year-over-year increase in receivables sold is primarily attributable to accounts receivable factoring agreements acquired with both the Fiberweb Acquisition and the Providência Acquisition. In addition, a new agreement that was established in France contributed to the increase. The Company pays a factoring fee associated with the sale of receivables based on the dollar of the receivables sold. Amounts incurred for the Company were $1.6 million, $1.2 million and $1.1 million for the fiscal years ended December 31, 2014, December 28, 2013 and December 29, 2012, respectively. These amounts are recorded within Foreign currency and other, net in the Consolidated Statements of Operations.